Contract revenues (Tables)	12 Months Ended
Dec. 31, 2025
Contract revenues
Schedule of contract revenues

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Janssen	—	24,600	14,800
Takeda	3,573	2,709	—
Other	—	—	1
Total contract revenues	3,573	27,309	14,801

Schedule of contract revenue of performance obligations satisfied

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Revenues recognized in the period from:
Amounts included in the contract liability at the beginning of the period	3,573	—	—
Performance obligations satisfied in previous periods	—	24,600	14,801